Cover	6 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--06-30
Entity File Number	001-42820
Entity Registrant Name	TryHard Holdings Limited
Entity Central Index Key	0002044241
Entity Address, Address Line One	2 Chome 5−19
Entity Address, Address Line Two	Kyutaromachi
Entity Address, Address Line Three	Chuo Ward
Entity Address, City or Town	Osaka
Entity Address, Postal Zip Code	541-0056